Discontinued operations - Cash flow of discontinued operations (Details) - CHF (SFr)		12 Months Ended				24 Months Ended
	Apr. 02, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2025
Disclosure
Net profit / (loss) from discontinued operations		SFr 114,342	SFr 11,965,129	SFr (8,056,074)	[1]
Adjustments for:
Net gain on Neurosterix Transaction		(114,342)	(13,943,595)
Value of share-based services		70,820	502,964	1,794,467
Post-employment benefits		(7,218)	(95,219)	(62,643)
Depreciation		8,472	260,120	305,952
Net gain related to lease modification			(2,770)	(318)
Finance cost net		37,607	(99,628)	312,602
Decrease in trade and other receivables		(4,574)	93,107	306,514
Decrease / (increase) in prepayments		153,354	(164,284)	53,386
Increase in other current assets		7,967	(7,967)
Increase / (decrease) in payables and accruals		391,234	(1,146,084)	(613,205)
Increase / (decrease) in deferred income			(38,401)	324,210
Net cash flow from / (used in) investing activities
Consideration from Neurosterix Transaction		114,342	5,119,754
Legal fees paid for Neurosterix Transaction			(473,270)
Purchase of property, plant and equipment		0	(1,273)	(6,842)
Cash flows from financing activities
Principal element of lease payment		(7,306)	(73,688)	(281,793)
Interest paid		(2,421)	(9,219)	(21,607)
Discontinued operations as disclosed below
Disclosure
Net profit / (loss) from discontinued operations		114,342	11,965,129	(8,056,074)
Adjustments for:
Net gain on Neurosterix Transaction		(114,342)	(13,943,595)
Value of share-based services			327,681	1,514,267
Post-employment benefits			(27,338)	(61,238)
Depreciation			67,422	294,200
Net gain related to lease modification				(318)
Finance cost net			5,672	17,742
Decrease in trade and other receivables			12,702	111,829
Decrease / (increase) in prepayments			(151,695)	26,065
Increase in other current assets			(7,967)
Increase / (decrease) in payables and accruals			(811,126)	5,059
Increase / (decrease) in deferred income			(38,401)	324,210
Net cash flow used in operating activities			(2,601,516)	(5,824,258)
Net cash flow from / (used in) investing activities
Consideration from Neurosterix Transaction		114,342	5,119,754
Legal fees paid for Neurosterix Transaction			(473,270)
Purchase of property, plant and equipment				(6,842)
Net cash from / (used) in investing activities		114,342	4,646,484	(6,842)
Cash flows from financing activities
Principal element of lease payment			(63,772)	(270,294)
Interest paid			(5,672)	(17,742)
Net cash used in financing activities			(69,444)	(288,036)
Net cash from / (used in) discontinued activities		SFr 114,342	1,975,524	SFr (6,119,136)
Gross proceeds in cash received from Neurosterix Transaction	SFr 5,000,000		SFr 5,000,000			SFr 5,000,000

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented